UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Latigo Partners, L.P.
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Address:   590 Madison Avenue
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           9th Floor
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           New York, NY 10022
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Form 13F File Number:  028-12846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Malek
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Title:     General Counsel
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Phone:     212-754-1610
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Signature, Place, and Date of Signing:

            /s/ Paul Malek              New York, NY             5/15/08
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        6
                                               -------------

Form 13F Information Table Value Total:       $60,958
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number            Name

     1                 028-12849               David H. Ford
     2                 028-12847               David Sabath


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                                                     FORM 13F INFORMATION TABLE


        COLUMN 1          COLUMN 2        COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8
                                                                                                                       VOTING
                                                                                                                     AUTHORITY
                                                        VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER     SOLE  SHARED  NONE
NAME OF ISSUER        TITLE OF CLASS        CUSIP      (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS

CALPINE CORP            COM NEW             131347304   10,170     552,138   SH            DEFINED        1,2          552,138
CITIGROUP INC           COM                 172967101   16,065     750,000   SH    PUT     DEFINED        1,2          750,000
DANA HOLDING CORP       COM                 235825205    3,810     381,086   SH            DEFINED        1,2          381,086
ION MEDIA NETWORKS INC  NOTE 11.000% 7/3    46205AAB9    2,938  11,750,000   PRN           DEFINED        1,2
WACHOVIA CORP NEW       COM                 929903102   20,250     750,000   SH    PUT     DEFINED        1,2          750,000
WASHINGTON MUT INC      COM                 939322103    7,725     750,000   SH    PUT     DEFINED        1,2          750,000

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